SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Goodwill (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) segment	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 CNY (¥)
Goodwill disclosures
Number of reporting Unit	1	1
Number of reportable segment	1	1
Impairment of goodwill	¥ (12,758)	$ (1,905)	¥ 0
Goodwill wrote off	¥ 12,758	$ 1,905	¥ 0